Term Loan	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Term Loan
4. Term Loan
In connection with the execution of the Merger Agreement, the Company received $
7.5
 million of the initial Term Loan Advance in December 2024. The Term Loan Advances bear interest, on the outstanding daily balance thereof, at a rate of
6.0
% per annum, and may
be
prepaid
at any time without premium or penalty. The Company received the second Term Loan Advance of $
7.5
 million in April 2025 and the Company received the third $
7.5
 million Term Loan Advance in May 2025. Under the Loan Agreement, the Company cannot draw any additional increments as of June 30, 2025. The Company recorded the Term Loan Advances as a current liability as the initial Term Loan Advance will mature and become due and payable
six months from the termination of the Merger Agreement. Upon consummation of the Merger all unpaid Obligations (as defined in the Loan Agreement), including the loan principal and any accrued but unpaid interest, will be automatically forgiven. The Company did not incur any fees or other issuance costs to establish this loan. As of June 30, 2025, the outstanding principal balance from the initial Term Loan Advance of $22.5 million and the corresponding accrued interest of $0.4 million were included within Term loan on the condensed consolidated balance sheet
. The
Term
Loan was forgiven upon the consummation of the Merger on July 25, 2025.

7. Term Loan
In connection with the execution of the Merger Agreement, the Company received $7.5 million of the initial Term Loan Advance in December 2024. The Term Loan Advances shall bear interest, on the outstanding daily balance thereof, at a rate of 6.0% per annum, and may be prepaid at any time without premium or penalty. Under the Loan Agreement, the Company can draw an additional $15.0 million in Term Loan Advances in increments of at least $7.5 million, subject to certain drawdown conditions. The Company recorded the initial Term Loan Advance as a current liability as the initial Term Loan Advance will mature and become due and payable six months from the termination of the Merger Agreement, should the Merger be terminated. Upon consummation of the Merger, if the Merger is completed, all unpaid Obligations (as defined in the Loan Agreement), including the loan principal and any accrued but unpaid interest, will be automatically forgiven. The Company did not incur any fees or other issuance costs to establish this loan. As of December 31, 2024, the Company has included the $7.5 million outstanding balance from the initial Term Loan Advance within Term loan on the consolidated balance sheet.